Summary of Significant Accounting Policies Summary of Significant Accounting Policies, Textuals, Equity Method Investee (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling Interest
Expected period of not resuming the use of equity method of accounting	12 months
Anglesey Aluminum Limited
Noncontrolling Interest
Ownership Percentage of Anglesey	49.00%
Income (Loss) from Equity Method Investments	$ 0	$ 0	$ 0
Carrying amount of equity method investments	$ 0	$ 0